Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

As of December 31, 2024, and June 30, 2025, balances with related parties consisted of the following:
	December 31, 2024	June 30, 2025
Assets:
Due from Castor Ships (a) – current	$1,407,506	$2,108,290
Due from Castor Ships (a) – non-current	3,504,667	2,893,839
Due from Pavimar (b) – current	1,405,049	440,030
Investment in Toro (c) – non-current	117,560,467	117,564,356
Due from related parties (MPC Capital) (g) - current	3,581,070	8,670,014

Liabilities:
Due to Toro (d) – current	687,500	1,104,166
Current portion of long‐term debt, related party, net (Toro) (e)	9,970,623	—
Long‐term debt, related party, net (Toro) (e)	89,921,162	—
Accrued interest (e)- current	364,205	—
Due to related parties (MPC Capital) (g) - current	$201,520	$—

(a)     Castor Ships:

Castor Ships has acted as the Company’s commercial ship manager since September 1, 2020. Details of the Company’s transactions with Castor Ships are discussed in Note 4(a) to the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report.

As of June 30, 2025, in accordance with the provisions of the Amended Castor Ship Management Agreements (as defined in the 2024 Annual Report), Castor Ships performs the commercial and technical management of the entire fleet. For any vessels for which Castor Ships has sub-contracted some aspects of the management services, Castor Ships pays, at its own expense, a fee for such service, without any additional cost to the Company.

The Ship Management Fees and Flat Management Fee (as defined in the Company’s 2024 Annual Report) are adjusted annually for inflation on each anniversary of the Amended and Restated Master Management Agreement’s effective date. As a result of the inflation adjustment and effective July 1, 2025, the daily Ship Management Fee increased from $1,017 per vessel to $1,044 per vessel and the quarterly Flat Management Fee increased from $0.82 million to $0.85 million.

In exchange for the management services, effective July 1, 2025, Castor Ships charges and collects (i) a chartering commission for and on behalf of Castor Ships and/or on behalf of any third-party broker(s) involved in the trading of the Company’s vessels, on all gross income received by the Company’s shipowning subsidiaries arising out of or in connection with the operation of the Company’s vessels for distribution among Castor Ships and any third-party broker(s), which, when calculated together with any address commission that any charterer of any of the Company’s vessels is entitled to receive, will not exceed the aggregate rate of 6.25% on each vessel’s gross income, (ii) a sale and purchase brokerage commission at the rate of 1% on each consummated transaction applicable to the total consideration of acquiring or selling: (a) a vessel (secondhand or newbuilt),  or (b) the shares of a ship owning entity owning vessel(s) or (c) shares and/or other securities(including equity, debt and loan instruments), and (iii) a capital raising commission at the rate of 1% on all gross proceeds of each capital raising transaction completed by the Company including, without limitation, any equity, debt or loan transactions, operating leasing transactions,  stand-alone derivative and/or swap agreements, other financing arrangements of a similar nature or any refinancing or restructuring thereof.

During the six months ended June 30, 2024, and the six months ended June 30, 2025, the Company’s subsidiaries were charged the following fees and commissions by Castor Ships: (i) management fees amounting to $1,191,892 and $1,476,243, respectively, (ii) charter hire commissions amounting to $463,672 and $746,633, respectively, (iii) sale and purchase commissions amounting to $1,112,000 (due to the sale of four Panamax vessels, two Kamsarmax vessels and one Capesize vessel in 2024), and $638,000 (due to the sale of two Panamax vessels and two Container vessels in 2025), respectively, which are included in ‘Net gain / (loss) on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income, and (iv) sale and purchase brokerage commissions of $0 and $493,992 for other listed equity securities, respectively, which are included in the interest and finance costs. Moreover, during the six months ended June 30, 2024 and the six months ended June 30, 2025, the flat management fees amounted to $1,599,000 and $1,648,570, respectively, and are included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Amended Castor Ship Management Agreements also provide for an advance funding equal to two months of vessel daily operating costs to be placed with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2024, such advances amounted to $3,504,667 and $761,998, and are presented in ‘Due from related parties, non-current’ and ‘Due from related parties, current’, in the accompanying consolidated balance sheet, respectively. The amount of $761,998 is in relation to the M/V Ariana A and M/V Gabriela A which were classified as held for sale as of December 31, 2024. As of June 30, 2025, such advances amounted to $2,893,839 and $1,372,826, and are presented in ‘Due from related parties, non-current’ and ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheet, respectively. The amount of $1,372,826 is in relation to the M/V Ariana A, M/V Gabriela A, the M/V Magic Eclipse and M/V Magic Callisto, which have been sold during the six months period ended June 30, 2025 (Note 6).

In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2024, and June 30, 2025, aggregate working capital guarantee deposits due from Castor Ships of $22,958 and $103,600 respectively, which are presented in ‘Due from related parties, current’ in the accompanying unaudited condensed consolidated balance sheets.
As of December 31, 2024 and June 30, 2025, net amounts of $1,083,025 and $1,532,181 were due from Castor Ships in relation to advances for operating expenses/drydock payments made by the Company to Castor Ships.

Further, as of December 31, 2024, and June 30, 2025, amounts of $460,475 and $900,317, respectively, were due to Castor Ships in connection with the services covered by the Amended Castor Ships Management Agreements. As a result, as of December 31, 2024 and June 30, 2025, net amounts of $1,407,506 and $2,108,290 were due from Castor Ships which are presented in ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheets.
(b)     Pavimar:

With effect from July 1, 2022, pursuant to the terms of the Amended and Restated Master Management Agreement, Pavimar provided, as co-manager with Castor Ships, the dry-bulk vessel owning subsidiaries with a range of technical, crewing, insurance and operational services it provided prior to the Company’s entry into the Amended and Restated Management Agreement, in exchange for a daily management fee of $600 per vessel. As of May 2025, all ship management agreements between the Company and Pavimar have been terminated. Castor Ships now exclusively provides the commercial and technical management of the Company’s entire fleet, while certain aspects of the management of a number of the Company’s vessels are subcontracted to related or third-party managers. During the six months ended June 30, 2024, and the six months ended June 30, 2025, management fees paid amounted to $1,294,800 and $812,400, respectively.

Pavimar made payments for operating expenses with funds paid from the Company to Pavimar. As of December 31, 2024, and June 30, 2025, net amounts of $1,592,049 and $753,430 were due from Pavimar, respectively, in relation to advance payments to Pavimar on behalf of the Company. Further, as of December 31, 2024, and June 30, 2025, amounts of $187,000 and $313,400 were due to Pavimar in connection with additional services covered by the technical management agreements. As a result, as of December 31, 2024, and June 30, 2025, net amounts of $1,405,049 and $440,030 were due from Pavimar, respectively, which are presented in ‘Due from related parties, current’, respectively, in the accompanying unaudited condensed consolidated balance sheets.

(c)     Investment in related party:

As discussed in Note 1 of the 2024 Annual Report, Castor received 140,000 Series A Preferred Shares from Toro, having a stated amount of $1,000 and a par value of $0.001 per share. The Company is the holder of all of the issued and outstanding Series A Preferred Shares of Toro. The Series A Preferred Shares do not have voting rights. The Series A Preferred Shares are convertible into common shares of Toro at the Company’s option commencing upon the third anniversary of the issue date until but excluding the seventh anniversary, at a conversion price equal to the lesser of (i) 150% of the VWAP of Toro common shares over the five consecutive trading day period commencing on the Distribution Date (as defined in the 2024 Annual Report), and (ii) the VWAP of Toro common shares over the 10 consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion; provided, that, in no event shall the conversion price be less than $2.50.

As of December 31, 2024 and June 30, 2025, the aggregate value of investments in Toro amounted to $117,560,467 and $117,564,356, including $338,332 and $342,221 of accrued dividends, respectively, and are separately presented as ‘Investment in related party’ in the accompanying unaudited condensed consolidated balance sheets. As of June 30, 2025, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.
Furthermore, Castor is entitled to receive cumulative cash dividends, at the annual rate of 1.00% on the stated amount of $1,000 per share, of the 140,000 Series A Preferred Shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Toro’s Board of Directors approval. However, for each quarterly dividend period commencing on or after the reset date (the seventh anniversary of the issue date of the Series A Preferred Shares), the dividend rate will be the dividend rate in effect for the prior quarterly dividend period multiplied by a factor of 1.3; provided that the dividend rate will not exceed 20% per annum in respect of any quarterly dividend period. During the six months ended June 30, 2024, and 2025, dividend income derived from the Company’s investment in Toro amounted to $707,777, and $703,889 respectively and is presented in ‘Dividend income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
During the six months ended June 30, 2024 and 2025, the Company received dividends of $700,000 and $700,000, respectively, from its investment in Toro.
(d)     Issuance of Series D Preferred shares to Toro:

On August 7, 2023, the Company issued 50,000 5.00% Series D fixed rate cumulative perpetual convertible preferred shares (the “Series D Preferred Shares”) to Toro in exchange for $50,000,000 in cash and on December 12, 2024, the Company issued an additional 50,000 Series D Preferred Shares to Toro in exchange for $50,000,000 in cash, as referenced in the 2024 Annual Report. The amounts of accrued dividend on the Series D Preferred Shares due to Toro as of December 31, 2024, and as of June 30, 2025 were $687,500 and $1,104,166 respectively, and are presented in ‘Due to related parties, current’ in the accompanying unaudited condensed consolidated balance sheets.

(e)     Long-term debt, related party
On December 11, 2024, Castor entered into a facility agreement with Toro to receive a $100.0 million senior term loan facility from Toro (the “Term Loan”) which was drawn down on the same date. The Term Loan had a tenor of 5 years, bore interest at the secured overnight financing rate (“SOFR”) plus 1.80% per annum, was guaranteed by the then ten wholly-owned ship-owning subsidiaries of Castor and was payable in (a) twenty (20) consecutive quarterly installments, each of  $2,500,000, commencing on March 11, 2025, and (b) a balloon installment in the amount of $50.0 million at its maturity together with the last quarterly installment. The Term Loan was secured by first priority mortgages on and first priority general assignments covering insurance policies and requisition compensation over the ten vessels then owned by wholly-owned subsidiaries of Castor. Pursuant to the terms of this facility, Castor was also subject to certain negative covenants customary for facilities of this type, which could be waived in Toro’s sole discretion.
	Period Ended
Loan facilities	December 31, 2024	June 30, 2025
$100 million senior term loan facility	100,000,000	—
Total long-term debt, related party	$100,000,000	$—
Less: Deferred financing costs	(108,215)	—
Total long-term debt, related party, net of deferred finance costs	$99,891,785	$—

Presented:		—
Current portion of long-term debt, related party	$10,000,000	$—
Less: Current portion of deferred finance costs	(29,377)	—
Current portion of long-term debt, related party, net of deferred finance costs	$9,970,623	$—
		—
Non-Current portion of long-term debt, related party	$90,000,000	$—
Less: Non-Current portion of deferred finance costs	(78,838)	—
Non-Current portion of long-term debt, related party, net of deferred finance costs	$89,921,162	$—

As of December 31, 2024, the Company was in compliance with all financial covenants prescribed in this debt agreement.
On March 24, 2025, March 31, 2025 and on April 28, 2025, the Company performed partial prepayments to Toro related to the Term Loan amounting to $13,500,000, $34,000,000 and $14,000,000, respectively. The prepayment of $13,500,000 was made pursuant to the sale of M/V Magic Eclipse on March 24, 2025. The prepayment of $14,000,000 was made pursuant to the sale of M/V Magic Callisto on April 28, 2025. On May 5, 2025, the Company prepaid the amount of $36,000,000 remaining outstanding at that date. As of June 30, 2025, the Term Loan has been fully repaid.
The weighted average interest rate on the Company’s related party long-term debt for the six months ended June 30, 2025 was 6.15% (for the period that the loan was outstanding).
Total interest incurred on related party long-term debt for the six months ended June 30, 2024, and 2025, amounted to $0, and $1,771,836 respectively, and is included in Interest and finance costs (Note 21) in the accompanying unaudited interim condensed consolidated statements of comprehensive income.
The above transaction and its terms were approved by the independent members of the board of directors of each of Castor and Toro at the recommendation of their respective special committees composed of independent and disinterested directors, which negotiated the transaction and its terms.
(f)     Vessel Disposals:

On March 6, 2025, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Eclipse for a gross sale price of $13.5 million. The vessel was delivered to its new owners on March 24, 2025.

On March 11, 2025, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Callisto for a gross sale price of $14.5 million. The vessel was delivered to its new owners on April 28, 2025.
The terms of all the above sales were each negotiated and approved by a special committee of the Company’s disinterested and independent directors.
(g)     MPC Capital related parties
A significant part of the Company’s asset management segment revenues, including management fees, transaction fees and other revenues, are earned from entities that the Company manages or holds equity investments in and that meet the definition of a related party in accordance with ASC 850-10-20. These entities are related parties of the Company.
Revenues from services with related parties	Six months ended June 30, 2025
MPC Container Ships ASA	$4,203,908
MPC Caribbean Clean Energy Limited	450,060
MPC Energy Solutions NV	353,742
Other	271,312
Total	$5,279,022

During the six months ended June 30, 2025, material related party relationships, include the following:

MPC Container Ships ASA
MPC Capital holds approximately 13.7% of the shares in MPC Container Ships ASA, indirectly through MPC CSI GmbH, Hamburg. MPC Container Ships ASA is an equity method investment of the Company and – together with its subsidiaries – is considered a related party of the Company. MPC Capital provides corporate management and commercial ship management services to MPC Container Ships ASA and its subsidiaries.
The outstanding amount from MPC Container Ships ASA, mainly relates to dividends receivable, which is included in due from related parties in the accompanying unaudited interim consolidated balance sheet, and is $3,659,873 as of June 30, 2025.
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG
As of June 30, 2025, MPC Capital holds 50% of the shares in Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG, Hamburg. Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG, provides technical ship management, is a joint venture of the Company and – together with its subsidiaries – is considered a related party of the Company.
The outstanding amounts due from Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG relate to financing provided by MPC Capital in the amount of $1,171,590 as of June 30, 2025, included in due from related parties in the accompanying unaudited interim consolidated balance sheet.
MPC Energy Solutions NV
As of June 30, 2025, MPC Capital holds approximately 20.5% of the shares in MPC Energy Solutions NV. MPC Energy Solutions NV is an equity method investment of the Company and – together with its subsidiaries – is considered a related party of the Company. MPC Capital provides corporate management and asset management services to MPC Energy Solutions NV and its subsidiaries.
MPC Caribbean Clean Energy Limited
As of June 30, 2025, MPC Capital holds approximately 22.2% of the shares in MPC Caribbean Clean Energy Limited. MPC Caribbean Clean Energy Limited is an equity method investment of the Company and – together with its subsidiaries – is considered a related party of the Company. MPC Capital acts as a fund manager to MPC Caribbean Clean Energy Limited and its subsidiaries.
The outstanding amounts from services performed for MPC Caribbean Clean Energy Limited and its subsidiaries, included in due from related parties in the accompanying consolidated balance sheet, amount to $899,459 as of June 30, 2025.